Cover	6 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--09-30
Entity File Number	001-42688
Entity Registrant Name	707 CAYMAN HOLDINGS LIMITED
Entity Central Index Key	0002018222
Entity Address, Address Line One	5/F, AIA Financial Centre
Entity Address, Address Line Two	712 Prince Edward Road East
Entity Address, City or Town	San Po Kong
Entity Address, Country	HK